FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Impacts of the Coronavirus pandemic (COVID-19) (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Number of installments for payments offered to customers, pursuant to COVID-19	10,000	10,000	10,000